Business Combinations Business Acquisitions, Pro Forma Information (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
		Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Cash and Equivalents		$ 2,300	$ 2,300
Goodwill		274,551	274,551	$ 278,155	$ 226,596
LivingSocial, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Cash and Equivalents		15,479	15,479
Business Acquisition, Pro Forma Revenue			3,070,431	3,100,089
Business Acquisition, Pro Forma Net Income (Loss)			(182,781)	(94,756)
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		9,300
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		4,300
Business Combination, Current Assets, Receivables		3,652	3,652
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets		2,399	2,399
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		1,075	1,075
Goodwill		528	528
Business Combination, Other Noncurrent Assets		5,495	5,495
Business Combination, Assets		51,028	51,028
Business Combination, Current Liabilities, Accounts Payable		2,184	2,184
Business Combination, Accrued Merchant and Supplier Payables		18,498	18,498
Business Combinations, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accrued Expenses		25,854	25,854
Business Combination, Noncurrent Liabilities, Other		4,492	4,492
Business Combination, Liabilities		51,028	51,028
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		0	0
OrderUp, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Cash and Equivalents				2,264
Business Combination, Current Assets, Receivables				1,377
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets				404
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				24
Goodwill				60,080
Business Combination, Other Noncurrent Assets				31
Business Combination, Assets				84,930
Business Combination, Current Liabilities, Accounts Payable				901
Business Combination, Accrued Merchant and Supplier Payables				1,021
Business Combinations, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accrued Expenses				2,918
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent				1,715
Business Combination, Noncurrent Liabilities, Other				21
Business Combination, Liabilities				6,576
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				78,354
Ticket Monster [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Cash and Equivalents					24,768
Business Combination, Current Assets, Receivables					17,732
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets					829
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					5,944
Goodwill					218,692
Business Combination, Other Noncurrent Assets					3,033
Business Combination, Assets					381,356
Business Combination, Current Liabilities, Accounts Payable					5,951
Business Combination, Accrued Merchant and Supplier Payables					82,934
Business Combinations, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accrued Expenses					26,182
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent					1,264
Business Combination, Noncurrent Liabilities, Other					5,667
Business Combination, Liabilities					121,998
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net					259,358
Ideeli [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Cash and Equivalents					79
Business Combination, Current Assets, Receivables					988
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets					22,081
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					8,173
Goodwill					4,203
Business Combination, Assets					62,131
Business Combination, Current Liabilities, Accounts Payable					1,640
Business Combination, Accrued Merchant and Supplier Payables					4,092
Business Combinations, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accrued Expenses					9,600
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent					348
Business Combination, Noncurrent Liabilities, Other					3,753
Business Combination, Liabilities					19,433
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net					42,698
Customer Relationships [Member] | LivingSocial, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]	16,200	16,200
Customer Relationships [Member] | OrderUp, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]			5,600
Customer Relationships [Member] | Ticket Monster [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]				57,022
Customer Relationships [Member] | Ideeli [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]				5,490
Merchant Relationships [Member] | LivingSocial, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]	2,700	2,700
Merchant Relationships [Member] | OrderUp, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]			1,100
Merchant Relationships [Member] | Ticket Monster [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]				32,176
Developed Technology [Member] | LivingSocial, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]	2,500	2,500
Developed Technology [Member] | OrderUp, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]			11,300
Developed Technology [Member] | Ticket Monster [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]				571
Trade names [Member] | LivingSocial, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[1]	$ 1,000	$ 1,000
Trade names [Member] | OrderUp, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]			900
Trade names [Member] | Ticket Monster [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]				19,325
Trade names [Member] | Ideeli [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[2]				$ 4,500
Other Intangible Assets [Member] | OrderUp, Inc. [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	[3]			$ 1,850

[1]	(1)The estimated useful lives of the acquired intangible assets are 1 year for developed technology, 4 years for trade name and 3 years for merchant relationships and customer relationships.
[2]	The estimated useful lives of the acquired intangible assets are 5 years for customer relationships, 3 years for merchant relationships, 2 years for developed technology and 5 years for trade name.
[3]	Acquired intangible assets have estimated useful lives of between 1 and 5 years.